UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           IndexIQ Advisors LLC
Address:        800 Westchester Avenue, Suite N-611
                Rye Brook, NY 10573

Form 13F File Number:  28-13712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Adam S. Patti
Title:          Chief Executive Officer
Phone:          914.697.4945

Signature, Place, and Date of Signing:

/s/ Adam S. Patti                 Rye Brook, New York              2/4/2011
-----------------                 -------------------             ----------
   [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:              97

Form 13F Information Table Value Total:              $366,589
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number             Name

     01      28-13711                         Financial Development LLC

     02      28-13710                         Financial Development Holdco LLC


                Column 1          Column 2         Column 3  Column 4        Column 5     Column 6      Column 7      Column 8
                                TITLE OF          CUSIP         VALUE    SHARES   SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS                        (x$1000)   PRN  AMT  PRN CALL DSCRETN  MANAGERS  SOLE       SHARED NONE
------------------------------- ----------------  ----------  -------   --------- -------- -------  --------  -------    ------ ----
AIRTRAN HOLDINGS INC            COM               00949P108     1,088     147,272   SH     SHARED     01, 02    147,272
ALBERTO-CULVER CO               COM               013078100     1,261      34,039   SH     SHARED     01, 02     34,039
ALLEGHENY ENERGY INC            COM               017361106     1,170      48,274   SH     SHARED     01, 02     48,274
ALLIS-CHALMERS ENERGY INC       COM               019645506        83      11,672   SH     SHARED     01, 02     11,672
ALPHA NATURAL RESOURCES INC     COM               02076X102       124       2,069   SH     SHARED     01, 02      2,069
AMERICAN WATER WORKS CO INC     COM               030420103       362      14,330   SH     SHARED     01, 02     14,330
ANADARKO PETROLEUM CORP         COM               032511107       142       1,869   SH     SHARED     01, 02      1,869
APACHE CORP                     COM               037411105       145       1,220   SH     SHARED     01, 02      1,220
AQUA AMERICA INC                COM               03836W103       222       9,874   SH     SHARED     01, 02      9,874
ARCH COAL INC                   COM               039380100       149       4,253   SH     SHARED     01, 02      4,253
ARCHER-DANIELS-MIDLAND CO       COM               039483102       350      11,624   SH     SHARED     01, 02     11,624
ART TECHNOLOGY GROUP INC        COM               04289L107       174      29,047   SH     SHARED     01, 02     29,047
ATLAS ENERGY INC                COM               049298102       589      13,390   SH     SHARED     01, 02     13,390
BARCLAYS IPATH DJ UBS COMM      COM               06738C778       627      12,773   SH     SHARED     01, 02     12,773
BUCYRUS INTERNATIONAL INC       COM               118759109     1,555      17,397   SH     SHARED     01, 02     17,397
BUNGE LTD                       COM               G16962105       181       2,768   SH     SHARED     01, 02      2,768
CHESAPEAKE ENERGY CORP          COM               165167107        46       1,794   SH     SHARED     01, 02      1,794
CHEVRON CORP                    COM               166764100       601       6,589   SH     SHARED     01, 02      6,589
COMMSCOPE INC                   COM               203372107     2,163      69,281   SH     SHARED     01, 02     69,281
CONAGRA FOODS INC               COM               205887102       181       8,029   SH     SHARED     01, 02      8,029
CONOCOPHILLIPS                  COM               20825C104       334       4,903   SH     SHARED     01, 02      4,903
CONSOL ENERGY INC               COM               20854P109       151       3,102   SH     SHARED     01, 02      3,102
CORN PRODUCTS INTL INC          COM               219023108        71       1,546   SH     SHARED     01, 02      1,546
CURRENCYSHARES JAPANESE YEN     COM               23130A102     1,255      10,308   SH     SHARED     01, 02     10,308
DEL MONTE FOODS CO              COM               24522P103     2,179     115,889   SH     SHARED     01, 02    115,889
DEVON ENERGY CORP               COM               25179M103        66         840   SH     SHARED     01, 02        840
DOLLAR THRIFTY AUTOMOTIVE GP    COM               256743105     1,074      22,715   SH     SHARED     01, 02     22,715
DOMTAR CORP                     COM               257559203       196       2,576   SH     SHARED     01, 02      2,576
EOG RESOURCES INC               COM               26875P101        57         626   SH     SHARED     01, 02        626
EXCO RESOURCES INC              COM               269279402       155       7,958   SH     SHARED     01, 02      7,958
EXXON MOBIL CORP                COM               30231G102     1,404      19,204   SH     SHARED     01, 02     19,204
FLOWERS FOODS INC               COM               343498101        51       1,897   SH     SHARED     01, 02      1,897
FLOWSERVE CORP                  COM               34354P105       545       4,572   SH     SHARED     01, 02      4,572
FREEPORT-MCMORAN COP&GOLD       COM               35671D857       501       4,175   SH     SHARED     01, 02      4,175
GENERAL MILLS INC               COM               370334104       427      12,011   SH     SHARED     01, 02     12,011
GENZYME CORP                    COM               372917104     1,754      24,631   SH     SHARED     01, 02     24,631
HALLIBURTON CO                  COM               406216101        99       2,432   SH     SHARED     01, 02      2,432
HERSHEY CO                      COM               427866108       155       3,289   SH     SHARED     01, 02      3,289
HESS CORP                       COM               42809H107        69         895   SH     SHARED     01, 02        895
HORMEL FOODS CORP               COM               440452100     1,728      33,708   SH     SHARED     01, 02     33,708
HYPERCOM CORP                   COM               44913M105       139      16,645   SH     SHARED     01, 02     16,645
IDEX CORP                       COM               45167R104       229       5,852   SH     SHARED     01, 02      5,852
ISHARES BARCLY 1-3 YR TREAS     BARCLYS 1-3 YR    464287457    21,263     253,189   SH     SHARED     01, 02    253,189
ISHARES BARCLY AGGREGATE BD     BARCLY USAGG B    464287226    51,437     486,404   SH     SHARED     01, 02    486,404
ISHARES BARCLY CREDIT BOND      BARCLYS CR BD     464288620       904       8,680   SH     SHARED     01, 02      8,680
ISHARES BARCLY SHORT TREAS      BARCLYS SH TREA   464288679    17,161     155,670   SH     SHARED     01, 02    155,670
ISHARES BARCLY TIPS BOND FD     BARCLYS TIPS BD   464287176       291       2,702   SH     SHARED     01, 02      2,702
ISHARES IBOXX HI YLD CORP BD    HIGH YLD CORP     464288513    18,945     209,820   SH     SHARED     01, 02    209,820
ISHARES IBOXX INVSTOP INVMNT     IBOXX INV CPBD   464287242    17,197     158,582   SH     SHARED     01, 02    158,582
ISHARES JPMORGAN USD EMG MKT    JPMORGAN USD      464288281     7,867      73,469   SH     SHARED     01, 02     73,469
ISHARES MSCI EMERGING MKT FD    MSCI EMERG MKT    464287234    44,736     938,995   SH     SHARED     01, 02    938,995
ISHARES TR RUSSELL 2000         RUSSELL 2000      464287655     3,352      42,844   SH     SHARED     01, 02     42,844
ITT CORP                        COM               450911102       783      15,033   SH     SHARED     01, 02     15,033
J CREW GROUP INC                COM               46612H402     1,127      26,132   SH     SHARED     01, 02     26,132
JOY GLOBAL INC                  COM               481165108       133       1,534   SH     SHARED     01, 02      1,534
KELLOGG CO                      COM               487836108       351       6,874   SH     SHARED     01, 02      6,874
KRAFT FOODS INC                 COM               50075N104       989      31,388   SH     SHARED     01, 02     31,388
L-1 IDENTITY SOLUTIONS INC      COM               50212A106       198      16,610   SH     SHARED     01, 02     16,610
LADISH CO INC                   COM               505754200       238       4,891   SH     SHARED     01, 02      4,891
LTX-CREDENCE CORP               COM               502403207        69       9,325   SH     SHARED     01, 02      9,325
MARATHON OIL CORP               COM               565849106        65       1,767   SH     SHARED     01, 02      1,767
MASSEY ENERGY CO                COM               576206106       135       2,510   SH     SHARED     01, 02      2,510
MCAFEE INC                      COM               579064106     1,370      29,587   SH     SHARED     01, 02     29,587
MCCORMICK & CO INC              COM               579780206        96       2,053   SH     SHARED     01, 02      2,053
MEADWESTVACO CORP               COM               583334107       388      14,842   SH     SHARED     01, 02     14,842
NATIONAL OILWELL VARCO INC      COM               637071101        78       1,160   SH     SHARED     01, 02      1,160
NEWALLIANCE BANCSHARES INC      COM               650203102       114       7,631   SH     SHARED     01, 02      7,631
NEWMONT MINING CORP             COM               651639106       228       3,707   SH     SHARED     01, 02      3,707
NOVELL INC                      COM               670006105       449      75,777   SH     SHARED     01, 02     75,777
NSTAR                           COM               67019E107       185       4,394   SH     SHARED     01, 02      4,394
OCCIDENTAL PETROLEUM CORP       COM               674599105       263       2,686   SH     SHARED     01, 02      2,686
PEABODY ENERGY CORP             COM               704549104       209       3,264   SH     SHARED     01, 02      3,264
PENTAIR INC                     COM               709631105       327       8,949   SH     SHARED     01, 02      8,949
POWERSHARES DB COMMD IDX TRG    UNIT BEN INT      73935S105     4,217     153,083   SH     SHARED     01, 02    153,083
POWERSHARES DB G10 CRNCY HRV    COM UT BEN INT    73935Y102    20,035     843,928   SH     SHARED     01, 02    843,928
POWERSHARES DB GOLD FUND        DB GOLD FUND      73936B606        51       1,016   SH     SHARED     01, 02      1,016
POWERSHARES EMER MKTS SOV DB    SOVEREIGN DEBT    73936T573     3,323     124,608   SH     SHARED     01, 02    124,608
PROSHARES ULTRA SHORT MSCI      PSHS ULT SH MSCI  74347R339       293      10,974   SH     SHARED     01, 02     10,974
PROSHARES ULTSH REAL ESTATE     PSHS REAL ESTAT   74347X583       333      18,350   SH     SHARED     01, 02     18,350
ROYAL GOLD INC                  COM               780287108        72       1,325   SH     SHARED     01, 02      1,325
SARA LEE CORP                   COM               803111103       231      13,205   SH     SHARED     01, 02     13,205
SCHLUMBERGER LTD                COM               806857108       382       4,574   SH     SHARED     01, 02      4,574
SEABOARD CORP                   COM               811543107       607         305   SH     SHARED     01, 02        305
SMITHFIELD FOODS INC            COM               832248108       863      41,822   SH     SHARED     01, 02     41,822
SMUCKER (JM) CO                 COM               832696405       156       2,376   SH     SHARED     01, 02      2,376
SOUTHWESTERN ENERGY CO          COM               845467109        36         971   SH     SHARED     01, 02        971
SPDR BRCLYS CAP AGGREGATE BD    BRCLYS AGG ETF    78464A649     1,051      18,918   SH     SHARED     01, 02     18,918
SPDR BRCLYS CAP INTL TRES BD    BRCLYS INTL ETF   78464A516     4,735      80,991   SH     SHARED     01, 02     80,991
SPDR BRCLYS CP 1-3 MO T-BILL    BRCLYS 1-3MT ETF  78464A680     4,583      99,967   SH     SHARED     01, 02     99,967
SPDR BRCLYS HIGH YLD BD ETF     BRCLYS YLD ETF    78464A417    15,714     395,712   SH     SHARED     01, 02    395,712
SYNIVERSE HOLDINGS INC          COM               87163F106       100       3,232   SH     SHARED     01, 02      3,232
TALECRIS BIOTHERAPEUTCS HLDG    COM               874227101       233       9,996   SH     SHARED     01, 02      9,996
TITANIUM METALS CORP            COM               888339207        40       2,301   SH     SHARED     01, 02      2,301
TYSON FOODS INC  -CL A          COM               902494103     1,273      73,922   SH     SHARED     01, 02     73,922
VANGUARD EMERGING MARKTS ETF    COM               922042858    39,612     822,744   SH     SHARED     01, 02    822,744
VANGUARD SHORT-TERM BOND ETF    COM               921937827    14,518     180,434   SH     SHARED     01, 02    180,434
VANGUARD TOTAL BOND MARKET      COM               921937835    39,329     489,965   SH     SHARED     01, 02    489,965
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